Short-term borrowings and long-term debt (Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Long Term Debt and Capital Lease Obligations Repayments of Principal Line Items
2017	¥ 3,822,954
2018	2,803,663
2019	2,605,601
2020	1,924,979
2021	¥ 1,218,586